Other Receivables (Details) - Schedule of Other Receivables - Other Receivables [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Receivables (Details) - Schedule of Other Receivables [Line Items]
Cash advance to a third-party vendor	$ 795,899	$ 817,564
Provision for expected credit loss on other receivables	(795,899)
Total		$ 817,564